Finance Income and Expenses (Tables)	12 Months Ended
Mar. 31, 2022
Borrowing costs [abstract]
Summary of Finance Income and Expenses

	JPY (millions) For the Year Ended March 31
	2020	2021	2022
Finance Income:
Interest income
Interest income from financial assets measured at amortized cost	¥10,763	¥1,117	¥3,880
Interest income from financial assets measured at fair value through P&L	248	660	700
Interest income on sublease	191	4	11
Total interest income	11,202	1,781	4,591
Dividend income
Dividend income from financial assets measured at fair value through OCI and disposed of during the period	603	252	8
Dividend income from financial assets measured at fair value through OCI and held at end of the period	745	120	164
Dividend income from financial assets measured at fair value through P&L	96	—	—
Total dividend income	1,444	372	172
Gain on derivative financial assets, net	—	91,990	—
Gain on foreign currency exchange, net	10,979	—	—
Change in fair value of financial assets associated with contingent consideration arrangements (Note 27)	3,478	3,294	(1,043)
Remeasurement to fair value of pre-existing interest in an acquiree	—	—	8,482
Other	728	8,084	11,498
Total	¥27,831	¥105,521	¥23,700

Finance Expenses:
Interest expense
Interest expense on financial debt	¥137,176	¥118,682	¥108,498
Interest expense on lease liabilities	11,834	12,124	13,934
Total interest expense	149,010	130,806	122,432
Change in fair value of financial liabilities associated with contingent consideration arrangements (Note 27)	4,637	3,601	490
Loss on derivative financial assets, net	1,790	—	22,595
Loss on foreign currency exchange, net	—	97,319	1,791
Other	9,569	16,905	19,299
Total	¥165,006	¥248,631	¥166,607